Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands																1 Months Ended	6 Months Ended
	Jul. 29, 2026	Jul. 27, 2026	Jul. 31, 2025	Mar. 19, 2025	Oct. 02, 2023	Nov. 09, 2021	Mar. 29, 2021	Feb. 18, 2021	Feb. 11, 2021	Feb. 11, 2021	Feb. 09, 2021	Jan. 15, 2021	Jan. 07, 2021	Jan. 07, 2021	Dec. 22, 2020	Feb. 24, 2021	Jun. 30, 2026	Aug. 11, 2025
Shareholders’ Equity [Line Items]
Exercise price			$ 3.5	$ 222,337,500									$ 5.55	$ 5.55
Warrant description																	The February Inducement Warrants have substantially the same terms as the January Inducement Warrants, except for having (i) registration rights whereby the Company agreed to register the ADSs underlying the February Inducement Warrants within twenty-one (21) days of closing, and (ii) an exercise price of $4.05 per ADS.
Share of the Company, par value				$ 5.2	$ 4.57
Aggregate purchase price of offering (in Dollars)				$ 7,700	$ 17,880
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Common stock shares subscribed but unissued nominal or par value	$ 0.0000001
Share Capital Reduction [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value		$ 0.0000001
Share of the Company, par value		0.0000001
Price per unit	700	0.7499999
Common stock shares subscribed but unissued nominal or par value		0.0000001
Share Capital Cancellation [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Price per unit	$ 7	$ 7
Registered Direct Offering in December 2020 [Member]
Shareholders’ Equity [Line Items]
Exercise price															$ 4.65
Registered Direct Offering in January 2021 [Member]
Shareholders’ Equity [Line Items]
Consecutive trading days								10 days		10 days			10 days
January 2021 Warrant Solicitation [Member]
Shareholders’ Equity [Line Items]
Warrant description																	The January Inducement Warrants have substantially the same terms as the Existing Warrants, except for having (i) provisions customary for an unregistered warrant, including a restrictive legend, (ii) registration rights whereby the Company agreed to register the ADSs underlying the January Inducement Warrants within fifteen (15) days of closing, (iii) being exercisable immediately upon issuance, (iv) having a term of five (5) years from the date of issuance, and (v) having an exercise price of $2.00 per ADS.
February 2021 Warrant Solicitations [Member]
Shareholders’ Equity [Line Items]
Warrant description																	The Second February Inducement Warrants have substantially the same terms as the February Inducement Warrants, except for having (i) registration rights whereby the Company agrees to register the ADSs underlying the Second February Inducement Warrants within eight (8) days of closing, and (ii) an exercise price $7.00 per ADS.
Registered Direct Offerings in February 2021 [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant (in Shares)							25,000,000
Exercise price								$ 30	$ 15	$ 15
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized (in Shares)																	70,000,000
ADS [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares (in Shares)			2,142,855
Exercise price			$ 3.5	$ 0.0398	$ 0.57069
Purchase of warrants (in Shares)			4,285,710
Share of the Company, par value				0.005	0.005
Price per unit				5.97	5.71
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Price per unit					$ 0.45655
Consecutive trading days															10 days
Securities Purchase Agreement [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants (in Shares)							25,000,000
Securities Purchase Agreement [Member] | Registered Direct Offering in December 2020 [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares (in Shares)															2,600,000
Purchase of warrant (in Shares)															2,600,000
Gross proceeds from warrants (in Dollars)															$ 4,000
Issuance for period term															5 years
Exercise price															$ 1.55
Purchase per share price															$ 1.55
Securities Purchase Agreement [Member] | Registered Direct Offering in January 2021 [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares (in Shares)													13,525,000
Purchase of warrant (in Shares)													13,525,000	13,525,000
Gross proceeds from warrants (in Dollars)														$ 25,000
Issuance for period term													5 years	5 years
Exercise price													$ 1.85	$ 1.85
Purchase per share price														$ 1.85
Securities Purchase Agreement [Member] | January 2021 Warrant Solicitation [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant (in Shares)												14,925,000
Unexercised existing warrants (in Dollars)												$ 27,100
Securities Purchase Agreement [Member] | January Inducement Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant (in Shares)												23,880,000
Securities Purchase Agreement [Member] | February 2021 Warrant Solicitations [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant (in Shares)											23,880,000					23,880,000
Gross proceeds from warrants (in Dollars)											$ 48,000					$ 96,700
Exchange for exercise warrant (in Shares)											23,880,000
Securities Purchase Agreement [Member] | Second February Inducement Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant (in Shares)																23,880,000
Securities Purchase Agreement [Member] | Registered Direct Offerings in February 2021 [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares (in Shares)								8,600,000	22,000,000
Purchase of warrant (in Shares)								4,300,000	16,500,000	16,500,000
Gross proceeds from warrants (in Dollars)								$ 86,000	$ 110,000
Issuance for period term								5 years	5 years	5 years
Exercise price								$ 10	$ 5	$ 5
Purchase per share price								$ 10	$ 5
November Spa [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares (in Shares)						51,500,000
Sale lease back transaction gross proceeds						$ 90,100
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares (in Shares)					39,171,620
Price per unit				$ 0.034666
Class A Ordinary Shares[Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized (in Shares)	60,000,000	60,000,000
Ordinary shares, par value		$ 0.75
Class A Ordinary Shares[Member] | Share Capital Reduction [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized (in Shares)	6,000,000,000
Ordinary shares, par value	$ 0.0000001
Authorized but unissued ordinary shares		7,500,000
Class A Ordinary Shares[Member] | Share Capital Subdivision [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value		$ 0.75
Authorized but unissued ordinary shares		7,500,000
Common stock shares subscribed but unissued nominal or par value		$ 0.0000001
Class A Ordinary Shares[Member] | Share Capital Cancellation [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value	$ 0.0000001	0.0000001
Class A Ordinary Shares[Member] | Registered Direct Offerings in February 2021 [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase ordinary shares (in Shares)							250,000,000
Class A Ordinary Shares[Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized (in Shares)																	60,000,000
Ordinary shares, par value																	$ 0.75
Class A Ordinary Shares[Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares (in Shares)							250,000,000
Class B ordinary shares [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Shares)																	2,000,000
Ordinary shares, shares issued (in Shares)																	2,000,000
Class B ordinary shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized (in Shares)	10,000,000
Ordinary shares, par value	$ 0.0000001	0.75
Class B ordinary shares [Member] | Share Capital Reduction [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized (in Shares)	1,000,000,000
Class B ordinary shares [Member] | Share Capital Subdivision [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value		$ 0.75
Authorized but unissued ordinary shares		7,500,000
Common stock shares subscribed but unissued nominal or par value		$ 0.0000001
Class B ordinary shares [Member] | Share Capital Cancellation [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized (in Shares)		10,000,000
Ordinary shares, par value		$ 0.0000001
Class B ordinary shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized (in Shares)																	10,000,000
Ordinary shares, par value																	$ 0.75
Class B ordinary shares [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Shares)																		500,000,000
Ordinary shares, par value																		$ 0.005
Ordinary shares, shares issued (in Shares)																		500,000,000